Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Income	$ 13,608	$ 18,375	$ 11,956
Other Comprehensive Income, net of taxes
Foreign currency translation adjustments	(159)	(208)	(1,199)
Unrealized gains (losses) on cash flow hedges	198	(194)	(197)
Unrealized losses on marketable securities	(55)	(11)	(5)
Defined benefit pension and postretirement plans	2,139	(148)	154
Other comprehensive income (loss) attributable to Verizon	2,123	(561)	(1,247)
Other comprehensive loss attributable to noncontrolling interests			(23)
Total Comprehensive Income	15,731	17,814	10,686
Comprehensive income attributable to noncontrolling interests	481	496	2,308
Comprehensive income attributable to Verizon	$ 15,250	$ 17,318	$ 8,378